S000046193 [Member] Investment Objectives and Goals - Northern Trust Disciplined Duration MBS ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Northern Trust Disciplined Duration MBS ETF (formerly, FlexShares® Disciplined Duration MBS Index Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of The ICE BofA® Constrained Duration US Mortgage Backed Securities IndexSM (the “Underlying Index”).